Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets [Abstract]
Other non-current assets
10. Other non-current assets
Other non-current assets as of December 31, 2021 are mostly comprised of advances to suppliers for the acquisition of fixed assets of $2,198,995 and guarantees paid as a security for the rental of premises of $214,259.